SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Issued and outstanding common shares continuity
	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2020	597,192,153	$1,335,467
Issued for cash:
Unit issue proceeds-total	81,179,280	33,933
Unit issue costs-total	-	(3,108)
Share option exercises	251,500	148
Share option exercises-transfer from contributed surplus	-	50
Share unit exercises-transfer from contributed surplus	358,949	242
Flow-through share premium liability (note 16)	-	(22)
	81,789,729	31,243
Balance-December 31, 2020	678,981,882	$1,366,710

Issued for cash:
Unit issue proceeds-total	110,023,950	144,214
Less: allocation to share purchase warrants liability (note 15)	-	(13,234)
Unit issue costs-total	-	(8,584)
Less: allocation to share purchase warrants issue expense	-	791
Other share issue proceeds-total	13,996,486	19,889
Less: other share issue costs	-	(1,798)
Share option exercises	8,451,848	6,300
Share purchase warrant exercises	5,500	14
Share option exercises-transfer from contributed surplus	-	2,157
Share unit exercises-transfer from contributed surplus	970,329	566
Share purchase warrant exercises-warrant liability settled	-	4
	133,448,113	150,319
Balance-December 31, 2021	812,429,995	$1,517,029